Derivative warrant liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Derivative warrant liabilities
Schedule of quantitative information regarding Level 2 fair value measurements of warrants

Warrant Inputs at
September 30, 2024
Share price	7.50
Expected dividend yield	Nil
Exercise price	862.50
Risk-free interest rate	4.21%
Expected life	5.00
Expected volatility	59.98%
Expiry date	January 25, 2029

	Warrant Inputs at	Warrant Inputs at
	January 25, 2024	March 31, 2024
Share price	359.25	85.50
Expected dividend yield	Nil	Nil
Exercise price	862.50	862.50
Risk-free interest rate	4.01%	4.21%
Expected life	5.00	5.00
Expected volatility	17.67%	59.98%
Expiry date	January 25, 2029	January 25, 2029

Summary of warrant transactions and the number of warrants outstanding

	Public Warrants		Private Warrants
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balance, April 1, 2024	166,667	$—	—	$—
Warrant exchange	(8,800)	862.50	7,600	862.50
Balance, September 30, 2024	157,867	$862.50	7,600	$862.50

	Public Warrants		Private Warrants
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balance, March 31, 2023	—	$—	—	$—
Issued	166,667	862.50	7,600	862.50
Balance, March 31, 2024	166,667	$862.50	7,600	$862.50

Schedule of warrants outstanding and exercisable

			Number of	Number of
		Exercise	Warrants	Warrants
Issue Date	Expiry Date	Price	Outstanding	Exercisable
January 25, 2024	January 25, 2029	$862.50	174,267	174,267
Balance, March 31, 2024		$862.50	174,267	174,267